                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Biotechnology Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended November 30, 2004

Total Return for the 6 Months Ended November 30, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Health/Bio- technology Funds Index[2]
–0.55%	–0.99%	–0.99%	–0.42%	5.68%	–1.64%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets performed solidly for the six-month period ended November 30, 2004. The Federal Reserve raised interest rates four times beginning in the spring, but the measured pace at which the increases were implemented prevented the shift from seriously affecting market performance. Economic growth continued steadily and the labor market saw some improvement during this time, though job recovery did not occur at the pace some had expected. Investor confidence was shaken over the summer and early fall by fears of terrorism as events such as the Olympics and the major U.S. political conventions approached, and concerns developed later over the potential for a protracted conclusion to the presidential election. The completion of the presidential election without incident alleviated many of these concerns, and eventually provided a bounce for the market late in the period.

Biotechnology stocks generally slowed at the beginning of the summer months, entering a period where very little clinical data were released and no major catalyst had an effect on the market. At the end of the summer, biotechnology stocks rallied in anticipation of the fall months, during which time new data on drugs and medical advancements are typically released. For the period, biotechnology stocks underperformed the overall market.

Performance Analysis

Morgan Stanley Biotechnology Fund underperformed the S&P 500 Index, while outperforming the Lipper Health/Biotechnology Funds Index for the six months ended November 30, 2004. The Fund's underperformance relative to the S&P 500 Index resulted generally from the lagging performance of biotechnology stocks as a whole compared to the overall market for these six months. The stocks that were a drag on the Fund for the period included Celgene and Telik, both pharmaceutical companies that focus on the discovery and development of small molecules for curing cancer and other serious diseases. Both securities were large positions that had historically been strong long-term performers, but were detrimental during the period due to their short-term performance issues.

Although the Fund's biotechnology holdings lagged the overall market, a number of stocks performed strongly, driving the Fund's outperformance relative to the Lipper Health/Biotechnology Funds Index. Among them, the pharmaceutical company Incyte made gains as investors responded well to a new management team's approach to business planning and the company released positive data on their drug Reverset. Medarex contributed to the Fund's performance after the company signed beneficial deals with a few major pharmaceutical companies that would allow it to use larger companies' technology and collaborate on drug development. The biopharmaceutical company VaxGen also made gains during the period, helped by its procurement of an important government contract to produce vaccines, which offered protection against the effects of biological attacks.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets, including any borrowings for investment purposes, in common stocks (including depositary receipts) and other equity securities, including convertible securities, of biotechnology companies throughout the world. These will include small-sized companies (generally companies with market capitalizations under $1 billion). Up to 15 percent of the Fund's net assets may be invested in convertible securities rated below investment grade. A company will be considered to be a biotechnology company if it is principally engaged in the research, development, manufacturing, sale or distribution of biotechnological or biomedical products (including therapeutics, devices and instruments), services or processes, or is actively engaged in biotechnology-related activities that the "Investment Manager," Morgan Stanley Investment Advisors Inc., believes will benefit significantly from scientific and technological advances in biotechnology. Biotechnology companies can include, among others, companies involved with genomics, genetic engineering or gene therapy, or, in the application and development of biotechnology in areas such as healthcare, pharmaceuticals and agriculture.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on

TOP 10 HOLDINGS
Amgen Inc.	6.1%
Telik, Inc.	5.7
Incyte Corp.	5.6
Celgene Corp.	5.1
Gilead Sciences, Inc.	4.7
Applera Corp. — Celera Genomics Group	3.1
Serono SA (ADR) (Switzerland)	3.0
Amylin Pharmaceuticals Inc.	3.0
ImClone Systems Inc.	2.8
GTx Inc.	2.7

TOP FIVE INDUSTRIES
Biotechnology	82.2%
Medical Specialties	6.1
Pharmaceuticals: Other	5.1
Electronic Equipment/Instruments	1.1
Industrial Specialties	0.7

Data as of November 30, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended November 30, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2004

	Class A Shares* (since 07/25/02)		Class B Shares** (since 07/25/02)		Class C Shares† (since 07/25/02)		Class D Shares†† (since 07/25/02)
Symbol	BTKAX		BTKBX		BTKCX		BTKDX
1 Year	11.51%	[3]	10.59%	[3]	10.59%	[3]	11.74%	[3]
	5.66	[4]	5.59	[4]	9.59	[4]	—
Since Inception	23.53	[3]	22.56	[3]	22.56	[3]	23.82	[3]
	20.73	[4]	21.59	[4]	22.56	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, incuding sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 – 11/30/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	06/01/04	11/30/04	06/01/04 – 11/30/04
Class A
Actual (−0.55% return)	$1,000.00	$994.50	$1.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual (−0.99% return)	$1,000.00	$990.10	$4.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06
Class C
Actual (−0.99% return)	$1,000.00	$990.10	$4.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06
Class D
Actual (−0.42% return)	$1,000.00	$995.80	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.07	$0.00

*	Expenses are equal to the Fund's annualized expense ratio of 0.25%, 1.0%, 1.0% and 0.0% respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived or assumed by the Investment Adviser and Administrator, the annualized expense ratios would have been 2.68%, 3.43%, 3.43% and 2.43%, respectively.

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.6%)
	Biotechnology (82.2%)
9,225	Abgenix, Inc.*	$93,634
4,650	Adolor Corp.*	64,309
38,950	Alnylam Pharmaceuticals, Inc.*	311,600
18,490	Amgen Inc.*	1,110,140
26,790	Amylin Pharmaceuticals, Inc.*	545,980
21,900	Aphton Corp.*	72,270
40,125	Applera Corp. - Celera Genomics Group*	564,960
22,500	Array BioPharma, Inc.*	188,100
3,030	Biogen Idec Inc.*	177,800
33,760	Celgene Corp.*	925,699
3,045	Cephalon, Inc.*	144,729
4,550	Charles River Laboratories International, Inc.*	212,712
22,200	ConjuChem Inc. (Canada)*	82,700
24,330	CuraGen Corp.*	146,710
21,720	CV Therapeutics, Inc.*	470,890
27,400	Cytokinetics, Inc.*	235,640
14,575	deCODE genetics, Inc.*	94,738
9,000	Dendreon Corp.*	88,290
13,400	Diversa Corp.*	113,498
13,600	DOV Pharmaceutical, Inc.*	251,736
11,600	Dyax Corp.*	91,988
34,600	Encysive Pharmaceuticals, Inc.*	375,410
36,865	Exelixis, Inc.*	330,679
1,910	Genentech, Inc.*	92,158
4,250	Gen-Probe Inc.*	169,575
5,635	Genzyme Corp.*	315,616
25,130	Gilead Sciences, Inc.*	865,980
36,500	GTx, Inc.*	489,100
17,000	Harvard Biosciences, Inc.*	67,490
11,915	ImClone Systems, Inc.*	503,051
100,300	Incyte Corp.*	1,030,081
11,500	Keryx Biopharmaceuticals, Inc.*	140,645
4,675	Martek Biosciences Corp.*	181,717
19,000	Medarex, Inc.*	207,100
18,040	MedImmune, Inc.*	479,864
10,800	Memory Pharmaceuticals Corp.*	$67,500
5,200	MGI Pharma, Inc.*	140,348
7,700	Nabi Biopharmaceuticals*	110,880
2,295	Neurocrine Biosciences, Inc.*	105,570
9,705	NPS Pharmaceuticals, Inc.*	173,817
2,675	Onyx Pharmaceuticals, Inc.*	83,674
1,450	OSI Pharmaceuticals Inc.*	68,991
44,000	Regeneron Pharmaceuticals, Inc.*	405,680
4,800	Rigel Pharmaceuticals Inc.*	120,096
34,400	Serono SA (ADR) (Switzerland)	553,152
2,200	Techne Corp.*	81,730
54,210	Telik, Inc.*	1,035,953
5,070	Transkaryotic Therapies, Inc.*	115,647
6,900	VaxGen, Inc.*	108,330
30,700	Vertex Pharmaceuticals Inc.*	326,034
6,275	Vicuron Pharmaceuticals, Inc.*	110,377
7,200	ZymoGenetics, Inc.*	163,728
		15,008,096
	Electronic Equipment/ Instruments (1.1%)
6,360	Thermo Electron Corp.*	192,390
	Industrial Specialties (0.7%)
3,900	Symyx Technologies, Inc.*	122,967
	Medical Specialties (6.1%)
19,055	Applera Corp. – Applied Biosystems Group	390,627
12,500	Cypress Bioscience, Inc.*	145,625
2,800	Dade Behring Holdings Inc.*	150,332
6,002	Fisher Scientific International, Inc.*	339,353
27,400	Trinity Biotech PLC (ADR) (Ireland)*	79,460
		1,105,397
	Pharmaceuticals: Major (0.4%)
750	Roche Holding AG (Switzerland)	78,927

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Portfolio of Investments November 30, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other (5.1%)
3,500	AtheroGenics, Inc.*	$82,985
12,800	Elan Corp. PLC (ADR) (Ireland)*	337,920
2,150	Forest Laboratories, Inc.*	83,786
15,900	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	433,752
		938,443
	Total Common Stocks (Cost $14,833,780)	17,446,220

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (4.1%) Repurchase Agreement
$753	Joint repurchase agreement account 2.06% due 12/01/04 (dated 11/30/04; proceeds $753,043) (a) (Cost $753,000)	753,000

Total Investments (Cost $15,586,780) (b)	99.7%	18,199,220
Other Assets in Excess of Liabilities	0.3	57,029
Net Assets	100.0%	$18,256,249

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,086,073 and the aggregate gross unrealized depreciation is $473,633, resulting in net unrealized appreciation of $2,612,440.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Biotechnology	$15,008,096	82.2%
Medical Specialties	1,105,397	6.1
Pharmaceuticals: Other	938,443	5.1
Repurchase Agreement	753,000	4.1
Electronic Equipment/ Instruments	192,390	1.1
Industrial Specialties	122,967	0.7
Pharmaceuticals: Major	78,927	0.4
	$18,199,220	99.7%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $15,586,780)	$18,199,220
Receivable for:
Shares of beneficial interest sold	85,385
Dividends	1,468
Prepaid expenses and other assets	19,908
Receivable from affiliate	15,706
Total Assets	18,321,687
Liabilities:
Payable for:
Shares of beneficial interest redeemed	15,610
Distribution fee	12,376
Accrued expenses and other payables	37,452
Total Liabilities	65,438
Net Assets	$18,256,249
Composition of Net Assets:
Paid-in-capital	$14,750,669
Net unrealized appreciation	2,612,464
Net investment loss	(61,594)
Accumulated undistributed net realized gain	954,710
Net Assets	$18,256,249
Class A Shares:
Net Assets	$1,719,391
Shares Outstanding (unlimited authorized, $.01 par value)	105,319
Net Asset Value Per Share	$16.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.23
Class B Shares:
Net Assets	$12,263,520
Shares Outstanding (unlimited authorized, $.01 par value)	764,826
Net Asset Value Per Share	$16.03
Class C Shares:
Net Assets	$1,512,747
Shares Outstanding (unlimited authorized, $.01 par value)	94,357
Net Asset Value Per Share	$16.03
Class D Shares:
Net Assets	$2,760,591
Shares Outstanding (unlimited authorized, $.01 par value)	168,163
Net Asset Value Per Share	$16.42

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2004 (unaudited)

Net Investment Loss:
Income
Interest	$5,371
Dividends (net of $303 foreign withholding tax)	2,113
Total Income	7,484
Expenses
Investment advisory fee	83,703
Distribution fee (Class A shares)	2,037
Distribution fee (Class B shares)	59,417
Distribution fee (Class C shares)	7,624
Registration fees	40,481
Professional fees	28,914
Shareholder reports and notices	22,255
Transfer agent fees and expenses	19,726
Custodian fees	6,057
Administration fee	1,191
Other	3,914
Total Expenses	275,319
Less: amounts waived/reimbursed	(206,241)
Net Expenses	69,078
Net Investment Loss	(61,594)
Net Realized and Unrealized Gain (Loss):
Net realized gain	299,349
Net change in unrealized depreciation	(250,017)
Net Gain	49,332
Net Decrease	$(12,262)

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004	FOR THE YEAR ENDED MAY 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(61,594)	$(89,035)
Net realized gain	299,349	1,000,727
Net change in unrealized appreciation/depreciation	(250,017)	1,528,283
Net Increase (Decrease)	(12,262)	2,439,975
Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(8,458)
Class B shares	—	(59,240)
Class C shares	—	(8,580)
Class D shares	—	(4,860)
Total Distributions	—	(81,138)
Net increase from transactions in shares of beneficial interest	1,538,725	6,513,947
Net Increase	1,526,463	8,872,784
Net Assets:
Beginning of period	16,729,786	7,857,002
End of Period
(Including a net investment loss of $61,594 and $0, respectively)	$18,256,249	$16,729,786

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Biotechnology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 15, 2002 and commenced operations on July 25, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited) continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.    Investment Advisory/Administration Agreement

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.92% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or April 30, 2006, whichever occurs first. At November 30, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited) continued

payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $523,457 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $18,597 and $144, respectively and received $3,341 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2004 aggregated $6,776,054 and $5,138,527, respectively. Included in the aforementioned transactions is a sale with a Morgan Stanley fund of $33,858, including net realized loss of $98,552.

For the six months ended November 30, 2004, the Fund incurred brokerage commissions of $2,076 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At November 30, 2004, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 120,595 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,800.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited) continued

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Biotechnology Fund

Notes to Financial Statements November 30, 2004 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004		FOR THE YEAR ENDED MAY 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	17,127	$270,195	62,568	$974,731
Reinvestment of distributions	—	—	560	8,400
Redeemed	(15,502)	(234,468)	(43,227)	(645,013)
Net increase – Class A	1,625	35,727	19,901	338,118
CLASS B SHARES
Sold	154,952	2,377,731	592,570	8,920,934
Reinvestment of distributions	—	—	3,732	55,382
Redeemed	(155,752)	(2,370,874)	(242,860)	(3,672,852)
Net increase (decrease) – Class B	(800)	6,857	353,442	5,303,464
CLASS C SHARES
Sold	9,546	147,468	72,868	1,099,166
Reinvestment of distributions	—	—	530	7,867
Redeemed	(13,782)	(210,021)	(33,210)	(520,771)
Net increase (decrease) – Class C	(4,236)	(62,553)	40,188	586,262
CLASS D SHARES
Sold	123,998	1,848,528	56,828	874,866
Reinvestment of distributions	—	—	301	4,528
Redeemed	(18,688)	(289,834)	(39,807)	(593,291)
Net increase – Class D	105,310	1,558,694	17,322	286,103
Net increase in Fund	101,899	$1,538,725	430,853	$6,513,947

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Biotechnology Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004		FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.42		$13.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)**	(0.01)		(0.01)	0.01
Net realized and unrealized gain (loss)	(0.08)		3.37	3.15
Total income (loss) from investment operations	(0.09)		3.36	3.16
Less distributions from net realized gains.	—		(0.10)	—
Net asset value, end of period	$16.33		$16.42	$13.16
Total Return†	(0.55)	% (1)	25.59%	31.60	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	0.25	%(2)	0.23%	0.22	% (2)
Net investment income (loss)	(0.16)	% (2)	(0.07)%	0.11	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$1,719		$1,703	$1,103
Portfolio turnover rate	31	%(1)	50%	51	% (1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2004	2.68%	(2.59)%
May 31, 2004	2.70%	(2.54)%
May 31, 2003	6.84%	(6.51)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004		FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.19		$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.07)		(0.13)	(0.06)
Net realized and unrealized gain (loss)	(0.09)		3.34	3.14
Total income (loss) from investment operations	(0.16)		3.21	3.08
Less distributions from net realized gains.	—		(0.10)	—
Net asset value, end of period	$16.03		$16.19	$13.08
Total Return†	(0.99)	% (1)	24.59%	30.80	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.00	%(2)	1.00%	1.00	%(2)
Net investment loss	(0.91)	% (2)	(0.84)%	(0.67)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$12,264		$12,395	$5,390
Portfolio turnover rate	31	%(1)	50%	51	%(1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2004	3.43%	(3.34)%
May 31, 2004	3.47%	(3.31)%
May 31, 2003	7.62%	(7.29)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004		FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.19		$13.08	$10.00
Income (loss) from investment operations:
Net investment loss**	(0.07)		(0.13)	(0.06)
Net realized and unrealized gain (loss)	(0.09)		3.34	3.14
Total income (loss) from investment operations	(0.16)		3.21	3.08
Less distributions from net realized gains.	—		(0.10)	—
Net asset value, end of period	$16.03		$16.19	$13.08
Total Return†	(0.99)	% (1)	24.59%	30.80	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.00	%(2)	1.00%	1.00	%(2)
Net investment loss	(0.91)	% (2)	(0.84)%	(0.67)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$1,513		$1,596	$764
Portfolio turnover rate	31	%(1)	50%	51	%(1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2004	3.43%	(3.34)%
May 31, 2004	3.47%	(3.31)%
May 31, 2003	7.62%	(7.29)%

See Notes to Financial Statements

Morgan Stanley Biotechnology Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004		FOR THE YEAR ENDED MAY 31, 2004	FOR THE PERIOD JULY 25, 2002* THROUGH MAY 31, 2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.49		$13.19	$10.00
Income from investment operations:
Net investment income**	0.01		0.03	0.03
Net realized and unrealized gain (loss)	(0.08)		3.37	3.16
Total income (loss) from investment operations	(0.07)		3.40	3.19
Less distributions from net realized gains ..	—		(0.10)	—
Net asset value, end of period	$16.42		$16.49	$13.19
Total Return†	(0.42)	% (1)	25.83%	31.90	% (1)
Ratios to Average Net Assets(3)(4):
Expenses.	0.00	%(2)	0.00%	0.00	% (2)
Net investment income	0.09	%(2)	0.16%	0.33	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$2,761		$1,036	$600
Portfolio turnover rate	31	%(1)	50%	51	% (1)

*	Commencement of operations.
**	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2004	2.43%	(2.34)%
May 31, 2004	2.47%	(2.31)%
May 31, 2003	6.62%	(6.29)%

See Notes to Financial Statements

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

39934RPT-RA05-00025P-Y11/04	MORGAN STANLEY FUNDS
Morgan Stanley Biotechnology Fund Semiannual Report November 30, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

processed, summarized and reported within the time periods
specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

                                       3